Income Tax (Details Narrative) $ in Thousands	12 Months Ended
Apr. 30, 2023 CAD ($)
April 30, 2038 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	$ 321
April 30, 2039 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	3,282
April 30, 2040 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	5,052
April 30, 2041 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	1,680
April 30, 2042 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	5,843
April 30, 2043 [Member]
Disclosure Of Income Tax [Line Items]
Tax effect of tax losses	$ 2,434